10. EARNINGS (LOSS) PER SHARE (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Details
Income (Loss) attributable to common shareholders	$ 5,997	$ 138,911	$ 2,097,599
Income (Loss) attributable to common shareholders	32,738,087	29,313,952	27,564,148
Share Purchase Optioins not included in dilution	833,250	1,227,000	1,730,750
Warrants outstanding not included in dilution	4,719,641	8,834,641	8,876,250